Fair value measurements - Financial assets and liabilities measured at fair value on recurring basis (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Assets
Derivative assets	$ 220,597	$ 211,993
Liabilities
Derivative liabilities	417	0
Recurring
Assets
Derivative assets	220,597	211,993
Investments, at fair value	95,234	59,081
Liabilities
Derivative liabilities	417
Recurring | Level 1
Assets
Derivative assets	0	0
Investments, at fair value	64,094	39,081
Liabilities
Derivative liabilities	0
Recurring | Level 2
Assets
Derivative assets	220,597	211,993
Investments, at fair value	0	0
Liabilities
Derivative liabilities	417
Recurring | Level 3
Assets
Derivative assets	0	0
Investments, at fair value	31,140	$ 20,000
Liabilities
Derivative liabilities	$ 0